Share-Based Compensation - Schedule of Performance Stock Units and Restricted Stock Units Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Performance Stock Units (PSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted		82,874
Vested		(82,874)
Forfeited		0
Weighted-average grant date fair value - Granted		$ 12.46
Weighted-average grant date fair value - vested		12.46
Weighted-average grant date fair value - Forfeited		$ 0
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding - Begining balance	232,098	193,155
Granted	349,757	181,068
Vested	(124,358)	(111,752)
Forfeited	(43,616)	(30,373)
Outstanding - Ending balance	413,881	232,098
Weighted-average grant date fair value - Beginning balance	$ 16.8	$ 25.13
Weighted-average grant date fair value - Granted	13.16	13.16
Weighted-average grant date fair value - vested	16.94	25.2
Weighted-average grant date fair value - Forfeited	13.16	16.94
Weighted-average grant date fair value - Ending balance	$ 14.07	$ 16.8